Pay vs Performance Disclosure $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (15.3)	£ (12,154,030)	£ (5,906,953)	£ (1,313,601)